Purchases of Common Stock on Monthly Basis (Detail) (USD $)	1 Months Ended				12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Dec. 29, 2011	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Total Number of Shares Purchased	600,000	400,000	200,000	400	3,200,000	6,600,000
Average Price Paid per Share	$ 22.31	$ 22.18	$ 22.56		$ 23.31	$ 18.28
Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	12,893,000	12,893,000	12,493,000		12,893,000
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs	7,107,000	7,107,000	7,507,000		7,107,000